ACQUISITION OF BUSINESSES - Infrastructure Services, Westinghouse Electric Company ("Westinghouse") (Details) - USD ($)		3 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Aug. 01, 2018	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Goodwill			$ 2,411,000,000	$ 5,115,000,000	$ 2,411,000,000
Infrastructure Services | Westinghouse Electric Company
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	44.00%
Consideration transferred, acquisition-date fair value	$ 1,686,000,000
Purchase price adjustment		$ (78,000,000)
Acquisition-related costs	55,000,000
Goodwill	174,000,000
Goodwill expected to be deductible for tax purposes	0
Intangible assets	$ 2,544,000,000
Revenue of acquiree since acquisition date			743,000,000
Profit (loss) of acquiree since acquisition date			$ (37,000,000)
Revenue of acquiree as if combination occurred at beginning of period					1,715,000,000
Profit (loss) of acquiree as if combination occurred at beginning of period					$ (105,000,000)
Infrastructure Services | Brookfield Business Partners L.P. and Institutional Investors | Westinghouse Electric Company
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Infrastructure Services | Westinghouse Electric Company
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in subsidiary				100.00%